PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 1,438,445	$ 205,695	¥ 1,724,066
Income from property and equipment disposal	¥ 314	$ 45	¥ 9,608